Cover	Aug. 25, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2024
Entity File Number	001-38124
Entity Registrant Name	Granite Point Mortgage Trust Inc.
Entity Central Index Key	0001703644
Entity Tax Identification Number	61-1843143
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3 Bryant Park
Entity Address, Address Line Two	Suite 2400A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	364-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GPMT
Security Exchange Name	NYSE
Series A 700percentage Fixedto Floating Rate Cumulative Redeemable Preferred Stockparvaluedollar 001pershare [Member]
Document Information [Line Items]
Title of 12(b) Security	7.00% Series A Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	GPMTPrA
Security Exchange Name	NYSE